Share Capital and Reserves (Details)			12 Months Ended
	Sep. 27, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 $ / shares
Share Capital and Reserves (Details) [Line Items]
Authorized share capital	$ 100,000	$ 100,000		$ 380,000
Share authorized			125,000,000		38,000,000
Share par value | (per share)			$ 0.0008				$ 0.008
Shares issued			20,000,000		12,000,000	[1],[2]
Shares divided	100,000,000	100,000,000
Price per share | $ / shares		$ 0.5
Number of shares	1.25
Shares outstanding			20,000,000		12,000,000	[1],[2]
Perecentage of statutory reserve			10.00%
Registered capital reaches			25.00%
Share premium | $		$ 3,194,000	$ 4,861,000		$ 1,667,000
Co-Founding Shareholders [Member]
Share Capital and Reserves (Details) [Line Items]
Price per share | $ / shares		$ 0.001
Statutory Reserve [Member]
Share Capital and Reserves (Details) [Line Items]
Registered capital reaches			50.00%
Minimum [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.001
Maximum [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.0008
Median [Member]
Share Capital and Reserves (Details) [Line Items]
Authorized share capital | $	$ 100,000
Ordinary Share [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | (per share)	$ 0.0008	$ 0.001					$ 0.01
Shares issued	16,000,000	9,599,900			100
Shares outstanding	16,000,000
Ordinary Share [Member] | WZ Global BVI Limited [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares		$ 0.001
Shares issued		6,400,000
Ordinary Share [Member] | Minimum [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.001
Ordinary Share [Member] | Maximum [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	0.0008
Prior Subdivision [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.001
Shares issued	20,000,000
Prior Subdivision [Member] | Ordinary Share [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.001
Subdivision [Member]
Share Capital and Reserves (Details) [Line Items]
Share par value | $ / shares	$ 0.0008
Subdivision [Member] | Ordinary Share [Member]
Share Capital and Reserves (Details) [Line Items]
Shares outstanding	20,000,000
Ordinary Share [Member]
Share Capital and Reserves (Details) [Line Items]
Shares divided	125,000,000

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 18).
[2]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 18).